Supplemental Balance Sheet Data - Inventories, Net (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Inventory [Line Items]
Finished goods and tissue available for distribution	$ 93,841	$ 99,028	$ 92,769
Goods and tissue in-process	13,637	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	72,106	77,691	96,197
Inventories, gross	179,584	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(11,129)	(10,507)	(10,008)
Reserve for excess and obsolete inventory	(13,463)	(1,974)	(15,913)
Inventories, net	$ 154,992	$ 178,243	$ 172,552